Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

CWS and Ssquared Spirits LLC

The Company’s founder and controlling stockholder has an economic interest in Ssquared Spirits LLC, the e-commerce affiliate of CWS. The spouse of the Company’s former Chief Executive Officer and director, is the President and controlling stockholder of CWS and the managing member and director of Ssquared Spirits LLC. In 2022, the former Chief Executive Officer resigned from the Company.

SWOL Tequila

As of June 30, 30, 2023 and December 31, 2022, the Company had $47,787 and $224,692, respectively, in accounts receivable, related party with CWS pertaining to SWOL product revenues.

Vault

During the six months ended June 30, 2023, revenue from Vault memberships totaled $16,911, which is included in accounts receivable, related party as of June 30, 2023.

Advances to CWS

During the six months ended June 30, 2023 and 2022, the Company paid certain costs pertaining to alcoholic products on behalf of CWS in order finance the purchase of brand product for which the Company was promoting through marketing services. The advances totaled $7,340 and $59,068, respectively, during the six months ended June 30, 2023 and 2022. As of June 30, 2023 and December 31, 2022, $7,340 and $314,766, respectively, remained unpaid and outstanding from CWS. The advances are non-interest bearing, unsecured and due on demand. The advances owed as of December 31, 2022 were collected in the six months ended June 30, 2023.

Veg House Illinois

In June 2023, the Company paid $120,000 to a contractor for assistance in completion of the food hall bar owned by a related party under common control, Veg House Illinois, Inc.

Accounts Payable, Related Party

As of June 30, 2023 and December 31, 2022, the Company had accounts payable of $58,263 and $104,002, respectively, with related parties, including the Company’s founder and officers and directors.

7. RELATED PARTY TRANSACTIONS

CWS and Ssquared Spirits LLC

The Company’s founder and controlling stockholder has an economic interest in Ssquared Spirits LLC, the e-commerce affiliate of CWS. The spouse of the Company’s former Chief Executive Officer and director, is the President and controlling stockholder of CWS and the managing member and director of Ssquared Spirits LLC. In 2022, the former Chief Executive Officer resigned from the Company.

Pursuant to the terms of the CWS Agreement, the Company issued an aggregate of 1,666,667 shares of common stock, consisting of 333,333 shares to our founder who is the Chief Executive Officer and a Director of the Company, and 1,333,334 shares of common stock to an entity owned by the CWS President and managing member of Ssquared Spirits LLC.

SWOL Tequila

During the periods ended December 31, 2022 and 2021, the Company earned product revenues of $130,772 and $132,527, respectively from CWS. As of December 31, 2022 and 2021, the Company had $224,692 and $93,920, respectively, in accounts receivable with CWS. Such amounts were collected subsequent to December 31, 2022.

Vault

During the year ended December 31, 2022, the Company earned service revenues of $20,524 pertaining to Vault memberships from CWS.

Advances to CWS

During the periods ended December 31, 2022 and 2021, the Company paid certain costs pertaining to alcoholic products on behalf of CWS in order finance the purchase of brand product for which the Company was promoting through marketing services. The advances totaled $190,340 and $124,427, respectively, during the periods ended December 31, 2022 and 2021. As of December 31, 2022 and 2021, $314,766 and $124,427, respectively, remained unpaid and outstanding from CWS. The advances are non-interest bearing, unsecured and due on demand. All advances were collected subsequent to December 31, 2022.

Dollinger Holdings LLC

Dollinger Holdings LLC is an entity under common control with the Company’s founder and controlling stockholder.

As of December 31, 2022 and 2021, the Company had accounts payable of $101,250 and $33,665, respectively, with this entity.

See Note 4 for acquisition of assets from Dollinger Holdings, LLC.